================================================================================
TUXIS(R)
CORPORATION
--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
June 30, 2002

                                                        American Stock
                                                        Exchange Symbol:

                                                        TUX

11 Hanover Square
New York, NY 10005

1-732-741-8800

www.tuxis.com

================================================================================
                                                       American Stock
TUXIS CORPORATION                                      Exchange Symbol:      TUX
--------------------------------------------------------------------------------

11 Hanover Square, New York, NY 10005

www.tuxis.com

                                                                   July 26, 2002

Fellow Shareholders:

     It is a pleasure to welcome the new shareholders who have made their investment in Tuxis Corporation since our last Report.

                       Tuxis to Concentrate in Real Estate

     Following through on shareholders' approval to change the nature of the Company's business so as to cease to be an investment company and to concentrate in real estate and related services. Company management currently is conducting a business review, development, and acquisition program. The Company intends to devote its assets primarily in operating businesses in real estate and related services rather than investment securities. It should be noted that since the Company will likely no longer be a regulated investment company under the Internal Revenue Code, Tuxis itself probably will pay corporate income tax in future years. These and other factors may result in the reduction or elimination of the dividend.

                               First Half Results

     For the six months ending June 30, 2002, the Company's total market return was 18.68% on a net asset value total return of a negative 4.28%. With respect to dividends, the objective of the Company's managed 10% dividend distribution policy was to provide shareholders with a relatively stable cash flow and reduce or eliminate any market price discount to the Company's net asset value per share, although this policy may be discontinued at any time by the Board of Directors.

     Sharing your optimism about the Company's potential, management and its affiliates own approximately 19% of the Company's outstanding shares.

                                   Sincerely,

              /s/  Bassett S. Winmill       /s/ Thomas B. Winmill
                   Bassett S. Winmill           Thomas B. Winmill
                   Chairman                     President

          Schedule of Portfolio Investments - June 30, 2002 (Unaudited)

                                                                                          S&P       Market
Par Value                                                                                Rating     Value
---------                                                                                ------     ------


            MUNICIPAL BONDS (54.02%)
            Arizona (6.50%)
 $500,000   Phoenix General Obligation Bonds, Series A, 6.25%, due 7/1/16 ...........     AA+     $  596,475
                                                                                                  ----------
            Georgia (5.62%)
  400,000   Georgia State Municipal Electric Power Authority Revenue
            Bonds, Series B, 8.25%, due 1/1/11 ......................................     A          515,732
                                                                                                  ----------
            Hawaii (10.62%)
  500,000   Hawaii County General Obligation Bonds, Series A, 5.60%,
            due 5/1/13 ..............................................................     AAA        559,445
  400,000   Honolulu City & County General Obligation Bonds, Series A,
            8.75%, due 1/1/03 .......................................................     AA-        414,132
                                                                                                  ----------
                                                                                                     973,577
                                                                                                  ----------
            Illinois (17.89%)
  500,000   Chicago, Illinois General Obligation Bonds, Series A,
            5.125%, due 1/1/25 ......................................................     AAA        495,060
  500,000   Cook County, Illinois General Obligation Bonds, Series A,
            5.00%, due 11/15/28 .....................................................     AAA        483,615
  250,000   Illinois Health Facilities Authority Revenue Bonds, Series A, 5.00%,
            due 7/1/24 ..............................................................     AAA        247,701
  125,000   Illinois Health Facilities Authority Revenue Bonds, 5.25%, due 8/1/17 ...     AAA        128,336
  250,000   Illinois Health Facilities Authority Revenue Bonds, 6.75%,
            due 2/15/14 .............................................................     A1*        285,615
                                                                                                  ----------
                                                                                                   1,640,327
                                                                                                  ----------
            New York (0.06%)
    5,000   City of New York General Obligation Bonds, Series D,
            7.50%, due 2/1/16 .......................................................     A            5,097
                                                                                                  ----------
            North Carolina (3.15%)
  250,000   Charlotte, North Carolina Storm Water Fee Revenue Bonds,
            6.00%, due 6/01/20 ......................................................     AA+        289,123
                                                                                                  ----------
            South Carolina (2.57%)
  250,000   Piedmont Municipal Power Agency Revenue Bonds, Series A,
            4.75%, due 1/1/25 .......................................................     AAA        235,498
                                                                                                  ----------
            Texas (1.15%)
  100,000   San Antonio Electric & Gas Revenue Bonds, 5.50%, due 2/1/15 .............     AA         105,459
                                                                                                  ----------
            Wisconsin (6.46%)
  500,000   Wisconsin Clean Water Revenue Bonds, Series 1,
            6.875%, due 6/1/11 ......................................................     AA+        592,595
                                                                                                  ----------
                Total Municipal Bonds (cost: $4,511,950) ............................              4,953,883
                                                                                                  ----------

            *Moody's rating.

TUXIS CORPORATION                See accompanying notes to financial statements.

         Schedule of Portfolio Investments - June 30, 2002 (Unaudited)

                                                                                          Market
  Shares     COMMON STOCKS (32.44%)                                                       Value
 --------                                                                                --------
             Beverages (2.63%)
     5,000   PepsiCo, Inc. ..........................................................   $  241,000
                                                                                        ----------
             Fire, Marine & Casualty Insurance (2.44%)
       100   Berkshire Hathaway Inc. Class B* .......................................      223,300
                                                                                        ----------
             Food & Kindred Products (1.90%)
     4,000   Philip Morris Companies Inc. ...........................................      174,720
                                                                                        ----------
             Hotels & Motels (8.49%)
    23,000   Hilton Hotels Corp. ....................................................      319,700
     6,000   Marriott International, Inc. Class A ...................................      228,300
     7,000   Starwood Hotels & Resorts Worldwide, Inc.* .............................      230,230
                                                                                        ----------
                                                                                           778,230
                                                                                        ----------
             National Commercial Banks (1.23%)
     3,600   Mellon Financial Corp. .................................................      113,148
                                                                                        ----------
             Oil Royalty Traders (1.09%)
     9,000   San Juan Basin Royalty Trust ...........................................       99,630
                                                                                        ----------
             Petroleum Refining (1.34%)
     3,000   Exxon Mobil Corp. ......................................................      122,760
                                                                                        ----------
             Pharmaceutical Preparations (3.81%)
     4,000   Johnson & Johnson ......................................................      209,040
     4,000   Pfizer Inc. ............................................................      140,000
                                                                                        ----------
                                                                                           349,040
                                                                                        ----------
             Radio & TV Broadcasting & Communications Equipment (1.56%)
     2,700   Sony Corp. ADR .........................................................      143,100
                                                                                        ----------
             Real Estate Investment Trusts (3.21%)
     9,500   Mills Corp.  ...........................................................      294,500
                                                                                        ----------
             Retail - Lumber & Other Building Materials Dealers (1.20%)
     3,000   The Home Depot, Inc. ...................................................      110,190
                                                                                        ----------
             Security Brokers, Dealers & Flotation Companies (3.54%)
    29,000   The Charles Schwab Corp. ...............................................      324,800
                                                                                        ----------
                 Total Common Stocks (cost: $2,994,160) .............................    2,974,418
                                                                                        ----------
Par Value
---------
             SHORT TERM INVESTMENTS (13.54%)
$1,240,000   U.S. Treasury Bill, due 9/26/02 ........................................    1,235,116
     6,224   State Street Bank & Trust Repurchase Agreement, .65%, 6/28/02, due
             7/1/02 (collateralized by $10,000 U.S. Treasury Bonds, 6.125%, due
             11/15/27, market value: $10,659, proceeds at maturity $6,224) ..........        6,224
                                                                                        ----------
                    Total Short Term Investments (cost: $1,241,309) .................    1,241,340
                                                                                        ----------
                         Total Investments (cost: $8,747,419) (100.00%) .............   $9,169,641
                                                                                        ==========

             *Indicates non-income producing security.

See accompanying notes to financial statements.                TUXIS CORPORATION

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)

ASSETS:
 Investments at market value
   (cost: $8,747,419) (note 1) ........  $9,169,641
 Interest and dividends receivable ....     170,292
 Variation margin receivable ..........       8,075
 Other assets .........................       1,229
                                         ----------
     Total assets .....................   9,349,237
                                         ----------

LIABILITIES:
 Accrued expenses .....................      49,210
                                         ----------
     Total liabilities ................      49,210
                                         ----------

NET ASSETS:(applicable to 916,926
 shares outstanding: 1,000,000,000
 shares of $.01 par value authorized)..  $9,300,027
                                         ==========

NET ASSET VALUE PER SHARE
($9,300,027 / 916,926 shares
 outstanding) .........................      $10.14
                                         ==========

At June 30, 2002, net assets consisted of:
 Paid-in capital ...................... $10,903,228
 Net unrealized appreciation
   on investments and futures .........     722,600
 Accumulated net realized loss
   on investments .....................  (1,845,575)
 Accumulated deficit in net
 investment income ....................    (480,226)
                                         ----------
                                         $9,300,027
                                         ==========

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
 Interest ........................................  $ 142,630
 Dividends .......................................     38,251
                                                    ---------
   Total investment income .......................    180,881
                                                    ---------

EXPENSES:
 Salary (note 3) .................................    100,710
 Professional (note 3) ...........................     16,395
 Directors .......................................     15,244
 Custodian .......................................     13,970
 Transfer agent ..................................     11,901
 Printing ........................................      5,951
 Registration (note 3) ...........................      5,747
 Other ...........................................      4,899
                                                    ---------
  Total operating expenses .......................    174,817
  Loan interest and fees (note 5) ................      1,159
                                                    ---------
  Total expenses .................................    175,976
                                                    ---------
    Net investment income ........................      4,905
                                                    ---------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FUTURES:
 Net realized gain on investments ................        921
 Net realized loss from futures transactions .....   (505,331)
 Unrealized appreciation on investments
  and futures during the period ..................     82,403
                                                    ---------
  Net realized and unrealized loss on
   investments ...................................   (422,007)
                                                    ---------
  Net decrease in net assets resulting
   from operations ...............................  $(417,102)
                                                   ==========

TUXIS CORPORATION                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2002 (Unaudited) and the Year Ended December 31, 2001

                                                   Six Months         Year
                                                       Ended          Ended
                                                  June 30, 2002    December 31,
                                                   (Unaudited)        2001
                                                 --------------- ---------------
OPERATIONS
 Net investment income ..........................     $    4,905    $   300,817
 Net realized gain (loss) on investments ........            921       (209,827)
 Net realized loss from futures transactions ....       (505,331)      (698,037)
 Unrealized appreciation (depreciation)
   on investments during the period .............         82,403       (121,017)
                                                      ----------    -----------
  Net change in net assets resulting
   from operations ..............................       (417,102)      (728,064)

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions to shareholders ($.54
  and $.67 per share, respectively) .............       (485,131)      (575,271)
 Tax return of capital distributions
  ($.59 per share) ..............................             --       (509,213)

CAPITAL SHARE TRANSACTIONS:
 Increase in net assets resulting from
  reinvestment of distributions
  (24,451 and 46,618 shares,
  respectively) .................................        255,677        519,930
                                                      ----------    -----------

      Total change in net assets ................       (646,556)    (1,292,618)


NET ASSETS:
 Beginning of period ............................      9,946,583     11,239,201
                                                      ----------    -----------
 End of period ..................................     $9,300,027    $ 9,946,583
                                                      ==========    ===========

TUXIS CORPORATION                See accompanying notes to financial statements.

                   Notes to Financial Statements (Unaudited)

(1) Tuxis Corporation (the "Company"), a Maryland corporation, is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended, although it may seek to de-register in 2002. The Company's shares are listed on the American Stock Exchange, Inc. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. With respect to security valuation, municipal securities which have remaining maturities of more than 60 days and for which market quotations are readily available are valued at the mean between the most recently quoted bid and asked prices. Money market securities which have remaining maturities of more than 60 days and for which market quotations are readily available are valued at the most recent bid price or yield equivalent. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by or under the direction of the Board of Directors. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Premiums and discounts on securities purchased and amortized over the life of the respective securities are amortized. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) The Company complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed substantially all of its taxable investment income and net capital gains, if any, after utilization of any capital loss carryforward, to its shareholders and therefore no Federal income tax provision is required. The Company may not so comply or distribute in 2002 or later years. At December 31, 2001, the Company had an unused capital loss carryforward of approximately $1,366,400 of which $115,000 expires in 2002 and $1,251,400 expires in 2009. Based on Federal income tax cost of $8,747,419, gross unrealized appreciation and gross unrealized depreciation was $696,045 and $273,823 respectively at June 30, 2002.

(3) The Company retained CEF Advisers, Inc. ("CEF") as its Investment Manager. Under the terms of the investment management agreement, CEF received a management fee from its assets, such fee to be computed weekly and paid monthly in arrears at the annual rate of 0.60% of the first $500 million and 0.50% over $500 million of the Company's net assets. The fee was calculated by determining net assets on each Friday and applying the applicable rate to such amount for the number of days in the week. Certain officers and directors of the Company are officers and directors of CEF. Pursuant to approval of stockholders at a special meeting as adjourned to November 7, 2001, the investment management agreement with CEF was terminated effective at the end of business on November 30, 2001. Commencing December 1, 2001, the Company's officers (who are substantially identical to those of CEF) assumed the management of the Company's affairs, including portfolio management, subject to the oversight and final direction of the Board of Directors. Compensation of Company personnel was set in the aggregate amount of $200,000 per year, which may be changed from time to time at the discretion of the Board of Directors.

(4) Purchases and proceeds of sales of securities other than short term notes aggregated $1,144,102 and $4,452,201, respectively, for the six months ended June 30, 2002. The Company has entered into an arrangement with its custodian whereby interest earned on cash balances is used to offset a portion of the Company's expenses.

                                                               TUXIS CORPORATION

(5) The Company has a committed bank line of credit. At June 30, 2002, there was no balance outstanding on the line of credit and the interest rate was equal to the Federal Reserve Funds Rate plus 1.00 percentage point. For the six months ended June 30, 2002, the weighted average interest rate was 2.55% based on the balances outstanding during the period and the weighted average amount outstanding was $77,236.

(6) The tax character of distributions paid to shareholders for the six months ended June 30, 2002 and year ended December 31, 2001 was as follows:

                                                   2002             2001
                                                  ------           ------
       Distributions paid from:
          Ordinary income                       $485,131       $  293,359
          Tax exempt income                           --          281,912
          Return of capital                           --          509,213
                                                --------       ----------
                                                $485,131       $1,084,484
                                                ========       ==========

A reclassification ordinary income, tax exempt income and return of capital is likely to occur for the year ended December 31, 2002, although the exact amount is not estimated at June 30, 2002.
================================================================================

                              FINANCIAL HIGHLIGHTS


                                                       Six Months
                                                          Ended                       Years Ended December 31,
                                                     June 30, 2002      -------------------------------------------------------
                                                       (Unaudited)       2001        2000        1999        1998        1997
                                                     ------------       ------      ------      ------      ------      ------
PER SHARE DATA*
Net asset value at beginning of period ..............      $11.14       $13.29      $15.19      $16.54      $16.74      $16.41
                                                          -------      -------     -------     -------     -------     -------
Income from investment operations:
  Net investment income .............................         .01          .67         .43         .40         .57         .58
  Net realized and unrealized gain (loss)
    on investments ..................................        (.47)       (1.56)       (.88)       (.15)        .57         .59
                                                          -------      -------     -------     -------     -------     -------
  Total from investment operations ..................        (.46)        (.89)       (.45)       (.25)       1.14        1.17
                                                          -------      -------     -------     -------     -------     -------
Less distributions:
  Distributions to shareholders .....................        (.54)        (.67)       (.72)       (.63)      (1.12)       (.86)
  Tax return of capital to shareholders .............          --         (.59)       (.73)       (.97)       (.22)         --
                                                          -------      -------     -------     -------     -------     -------
    Total distributions .............................        (.54)       (1.26)      (1.45)      (1.60)      (1.34)       (.84)
                                                          -------      -------     -------     -------     -------     -------
Net asset value at end of period ....................     $ 10.14       $11.14      $13.29      $15.19      $16.54      $16.74
                                                          =======      =======     =======     =======     =======     =======
Per share market value at end of period .............     $ 11.15        $9.88      $11.50      $11.50      $16.38      $14.88
                                                          =======      =======     =======     =======     =======     =======
TOTAL RETURN ON NET ASSET VALUE BASIS ...............       (4.22)%      (6.40)%      (.86)%      4.01%       7.40%       8.17%
                                                          =======      =======     =======     =======     =======     =======
TOTAL RETURN ON MARKET VALUE BASIS (a) ..............       18.76%       (4.06)%     13.31%     (20.46)%     19.66%      (9.73)%
                                                          =======      =======     =======     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000's omitted) .........      $9,300       $9,947     $11,239     $12,142     $12,512     $12,139
                                                          =======      =======     =======     =======     =======     =======
Average net assets ..................................      $9,616      $10,628     $11,412     $11,786     $12,295     $11,739
                                                          =======      =======     =======     =======     =======     =======
Ratio of expenses before loan interest and
  nonrecurring expenses .............................        3.67%**      2.35%       1.97%       1.70%       1.86%       1.68%
                                                          =======      =======     =======     =======     =======     =======
Ratio of total expenses to average net assets (b)....        3.69%**      2.54%       2.16%       1.82%       1.89%       1.70%
                                                          =======      =======     =======     =======     =======     =======
Ratio of net investment income to average net
  assets ............................................        0.10%**      2.83%       3.07%       2.61%       3.40%       3.53%
                                                          =======      =======     =======     =======     =======     =======
Portfolio turnover rate .............................          13%           8%        116%         98%         26%         43%
                                                          =======      =======     =======     =======     =======     =======

* Per share net investment income and net realized and unrealized gain (loss) on investments have been computed using the average number of shares outstanding. These computations had no effect on net asset value per share.

**   Annualized

(a) The Company has calculated total return on market value basis based on purchases and sales of shares of the Company at current market values and reinvestment of dividends and distributions at prices obtained under the dividend reinvestment plan. The calculation does not reflect brokerage commissions, if any.

(b) Ratio after the reduction of custodian fees under a custodian agreement was 2.19%, 1.77%, 1.85% and 1.68% for the years ended December 31, 2000, 1999,
     1998 and 1997, respectively.

TUXIS CORPORATION

                           DIVIDEND REINVESTMENT PLAN

The Company has adopted a Dividend Reinvestment Plan (the "Plan"). Under the Plan, each dividend and capital gain distribution, if any, declared by the Company on outstanding shares will, unless elected otherwise by each shareholder by notifying the Company in writing at any time prior to the record date for a particular dividend or distribution, be paid on the payment date fixed by the Board of Directors or a committee thereof in additional shares. If the Market Price (as defined below) per share is equal to or exceeds the net asset value per share at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or capital gain distribution (the "Valuation Date"), participants will be issued additional shares equal to the amount of such dividend divided by the Company's net asset value per share. If the Market Price per share is less than such net asset value on the Valuation Date, participants will be issued additional shares equal to the amount of such dividend divided by the Market Price. The Valuation Date is the day before the dividend or distribution payment day or, if that date is not an American Stock Exchange trading day, the next trading day. For all purposes of the Plan: (a) the Market Price of the shares on a particular date shall be the average closing market price on the five trading days the shares traded ex-dividend on the Exchange prior to such date or, if no sale occurred on any of these days, then the mean between the closing bid and asked quotations for the shares on the Exchange on such day, and (b) net asset value per share on a particular date shall be as determined by or on behalf of the Company.


================================================================================

                                 PRIVACY POLICY

Tuxis Corporation recognizes the importance of protecting the personal and financial information of its shareholders. We consider each shareholder's personal information to be private and confidential. This describes the practices followed by us to protect our shareholders' privacy. We may obtain information about you from the following sources: (1) information we receive from you on forms and other information you provide to us whether in writing, by telephone, electronically or by any other means; (2) information regarding your transactions with us, our corporate affiliates, or others. We do not sell shareholder personal information to third parties. We will collect and use shareholder personal information only to service shareholder accounts. This information may be used by us in connection with providing services or financial products requested by shareholders. We will not disclose shareholder personal information to any nonaffiliated third party except as permitted by law. We take steps to safeguard shareholder information. We restrict access to nonpublic personal information about you to those employees and service providers who need to know that information to provide products or services to you. With our service providers we maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. Even if you are no longer a shareholder, our Privacy Policy will continue to apply to you. We reserve the right to modify, remove or add portions of this Privacy Policy at any time.

                                                               TUXIS CORPORATION

                             OFFICERS AND DIRECTORS

            DIRECTORS                                OFFICERS

            BASSETT S. WINMILL                       THOMAS B. WINMILL, Esq.
            Chairman                                 President

            ROBERT D. ANDERSON                       MARION E. MORRIS
            Vice Chairman                            Senior Vice President

            RUSSELL E. BURKE, III*                   WILLIAM G. VOHRER
                                                     Treasurer
            GEORGE B. LANGA*
                                                     MONICA PELAEZ, Esq.
            DAVID R. STACK*                          Vice President, Secretary

            PETER K. WERNER*                         HEIDI KEATING
                                                     Vice President
            THOMAS B. WINMILL, Esq.


            *Member, Audit Committee

TUXIS CORPORATION

TUXIS CORPORATION

11 Hanover Square
New York, NY 10005

Printed on recycled paper [Logo]

TUX-SAR-6/02